SUPPLEMENTARY OIL & GAS INFORMATION (Unaudited) - Proved and Proved Developed Oil and Natural Gas Reserves, Net of Royalties (Details) - MMBbls	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	7,919	7,091	4,514
Extensions and discoveries (in MMbbl)	364	912	45
Improved recovery (in MMbbl)	181	64	27
Purchases of reserves in place (in MMbbl)	668	16	2,336
Sales of reserves in place (in MMbbl)	0	(4)	0
Production (in MMbbl)	(285)	(274)	(229)
Economic revisions due to prices (in MMbbl)	(285)	(51)	54
Revisions of prior estimates (in MMbbl)	(19)	165	344
Proved reserves, net, ending balance	8,544	7,919	7,091
Net proved developed reserves (in MMbbl)	6,543	6,571	5,825	3,307
Change in proved developed and undeveloped reserves, net (in MMbbl)	625	828	2,577
North America | Synthetic Crude Oil
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	5,661	4,956	2,542
Extensions and discoveries (in MMbbl)	334	744	0
Improved recovery (in MMbbl)	0	0	0
Purchases of reserves in place (in MMbbl)	0	0	2,232
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(137)	(148)	(100)
Economic revisions due to prices (in MMbbl)	(288)	0	0
Revisions of prior estimates (in MMbbl)	(17)	109	282
Proved reserves, net, ending balance	5,554	5,661	4,956
Net proved developed reserves (in MMbbl)	5,452	5,661	4,967	2,527
North America | Bitumen
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	1,469	1,365	1,301
Extensions and discoveries (in MMbbl)	18	151	28
Improved recovery (in MMbbl)	169	10	7
Purchases of reserves in place (in MMbbl)	666	2	37
Sales of reserves in place (in MMbbl)	0	(4)	0
Production (in MMbbl)	(81)	(64)	(70)
Economic revisions due to prices (in MMbbl)	3	(45)	18
Revisions of prior estimates (in MMbbl)	(27)	54	44
Proved reserves, net, ending balance	2,216	1,469	1,365
Net proved developed reserves (in MMbbl)	661	461	410	384
North America | Crude Oil and NGLs
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	604	594	504
Extensions and discoveries (in MMbbl)	12	17	17
Improved recovery (in MMbbl)	12	50	19
Purchases of reserves in place (in MMbbl)	2	7	67
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(49)	(47)	(44)
Economic revisions due to prices (in MMbbl)	0	(18)	17
Revisions of prior estimates (in MMbbl)	17	1	14
Proved reserves, net, ending balance	598	604	594
Net proved developed reserves (in MMbbl)	354	378	399	353
North America | Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	7,734	6,915	4,347
Extensions and discoveries (in MMbbl)	364	912	45
Improved recovery (in MMbbl)	181	60	26
Purchases of reserves in place (in MMbbl)	668	9	2,336
Sales of reserves in place (in MMbbl)	0	(4)	0
Production (in MMbbl)	(267)	(259)	(214)
Economic revisions due to prices (in MMbbl)	(285)	(63)	35
Revisions of prior estimates (in MMbbl)	(28)	164	340
Proved reserves, net, ending balance	8,368	7,734	6,915
Net proved developed reserves (in MMbbl)	6,466	6,500	5,776	3,264
North Sea | Crude Oil and NGLs
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	114	107	93
Extensions and discoveries (in MMbbl)	0	0	0
Improved recovery (in MMbbl)	0	1	1
Purchases of reserves in place (in MMbbl)	0	7	0
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(10)	(9)	(9)
Economic revisions due to prices (in MMbbl)	(1)	11	18
Revisions of prior estimates (in MMbbl)	3	(3)	4
Proved reserves, net, ending balance	105	114	107
Net proved developed reserves (in MMbbl)	38	37	28	12
Offshore Africa | Crude Oil and NGLs
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	71	69	74
Extensions and discoveries (in MMbbl)	0	0	0
Improved recovery (in MMbbl)	0	3	0
Purchases of reserves in place (in MMbbl)	0	0	0
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(7)	(6)	(6)
Economic revisions due to prices (in MMbbl)	1	1	1
Revisions of prior estimates (in MMbbl)	6	4	0
Proved reserves, net, ending balance	70	71	69
Net proved developed reserves (in MMbbl)	39	34	21	31